Summary of Significant Accounting Policies - Advertising Costs Incurred (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Advertising expense	$ 13,903	$ 12,774	$ 11,576